SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Payroll, office and related	$ 276,214	$ 184,655		$ 534,254	$ 346,049			$ 1,570,511
Legal and professional fees	336,228	66,335		468,626	101,424			823,048
Stock-based compensation	279,607	166,211		1,358,540	292,804			1,748,943
Issuance of Common Stock and warrants to service provider	618,500	0		1,011,370	0			1,448,869
Other	5,657	0		47,141	0			162,534
Total General and administrative	1,516,206	417,201	156,818	3,419,931	740,277	2,177,156	2,333,974	5,753,905
Bank charges			298			7,225
Foreign currency adjustments losses			9,358			(2,701)
Issuance cost related to warrants to investors and service provider			156,847	0	101,263	101,263	258,110	258,110
Issuance cost related to common shares to founders			750			0
Other Nonoperating Income (Expense)	$ (26,418)	$ (6,203)	$ (166,503)	$ (41,123)	$ (2,195)	$ (105,787)	$ (272,290)	$ (56,053)